Supplemental cash flow information - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	¥ 92,646	¥ 56,091	¥ 52,537
Net cash flows from financing activities	(18,370)	32,391	408
Acquisitions through business combinations	796
Non-cash items:
Translation adjustment	12,097	4,533	1,659
Other	1,133	(369)	1,487
Total changes	(4,344)	36,555	3,554
Balance at ending of year	88,302	92,646	56,091
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	1,322,327	951,233	969,044
Net cash flows from financing activities	97,026	229,578	(163,104)
Acquisitions through business combinations	853	32,009	8,346
Non-cash items:
Conversion of convertible bonds		(26,563)	(14,597)
Obtaining assets by entering into lease contracts	101,039	127,322	121,937
Translation adjustment	76,168	22,684	35,652
Other	(11,400)	(13,936)	(6,045)
Total changes	263,686	371,094	(17,811)
Balance at ending of year	¥ 1,586,013	¥ 1,322,327	¥ 951,233